Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 03, 2017
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Apr. 03, 2017
Class W Prospectus | AIG Japan Fund | Class W
Prospectus:
Trading Symbol	SAJWX